SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Annual Rates of Depreciation
Annual rates of depreciation are as follows:

%

Computers and electronic equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	At the shorter of the lease period or useful life of the leasehold improvement

Assumptions Used in Estimation of Fair Value of Stock-based Compensation Awards
The fair value for options granted in 2016, 2015 and 2014 is estimated at the date of grant with the following weighted average assumptions:

	2016	2015	2014

Dividend yield	0%	0%	0%
Expected volatility	50.7%-59.4%	51.4%-62%	70%-74%
Risk-free interest	0.8%-1.4%	0.6%-1.7%	0.6%-0.8%
Expected life (in years)	2.79-4.99	2.39-4.58	2.81